SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Schedule of restricted stock unit activity
	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	2,343,192	$5.4
Granted	370,259	$8.06
Vested	(737,267)	$6.16
Forfeited	(72,688)	$4.63

Unvested at end of June 2026	1,903,496	$6.65